Evaluation of Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
18.  Evaluation of Subsequent Events

Issuance of Preferred  Stock

On October 31, 2014 (the “Initial Closing”), the Company received $2,539,475 in aggregate gross cash proceeds from 47 accredited investors in connection with the sale of approximately 25.4 units (each a “Unit” and collectively, the “Units”) pursuant to the terms and conditions of a Subscription Agreement (the “Subscription Agreement”) and Unit Purchase Agreement (the “Purchase Agreement”) by and among the Company and each of the purchasers (the “Purchasers”) thereto. Each Unit consists of (i) 50,000 shares of Series A convertible preferred stock, par value $0.0001 per share (the “Preferred Stock”), (ii) and a 3 year warrant to purchase 200,000 shares of common stock, par value $0.0001 per share (the “Common Stock”) at an exercise price of $0.375 per share (the “Investor Warrants”) for an aggregate of 1,269,738 shares of the Company’s preferred stock and Investor Warrants to purchase an aggregate of 5,078,800 shares of the Company’s common stock issued at the Initial Closing in connection with the cash proceeds received.

Each share of preferred stock has a stated value equal to $2.00, subject to increase (the “Stated Value”). The preferred stock will automatically convert into shares of common stock determined by dividing the Stated Value by $0.25 per share on February 17, 2015. Under certain circumstances, the holders of the preferred stock have voluntary conversion rights, are entitled to receive dividends at the rate of 6.0% per annum and shall be entitled to certain anti-dilution protections.

In connection with the Initial Closing, the Company also paid to a FINRA registered broker dealer that acted as the placement agent (the “Placement Agent”) an aggregate of $465,278.08 in cash compensation, representing fees and an expense allowance. In addition, the Company agreed to issue a warrant (the “Placement Agent Warrant”) to purchase an aggregate of 1,489,171 shares of common stock to the Placement Agent (or its designees).

Conversion of Convertible Debentures

In addition, at the Initial Closing, the Company issued an aggregate of approximately 18.9 in additional Units or 943,525 shares of preferred stock and Investor Warrants to purchase up to 3,774,100 shares of common stock, to certain existing convertible promissory note holders, in connection with the conversion of $1,887,053.90 in outstanding principal and accrued unpaid interest in convertible promissory notes.

Advances from Stockholders

Subsequent to September 30, 2014, the Company received advances equal to an aggregate of $325,000 from certain current directors and related parties, which brought the outstanding balance to $540,000. The Company repaid an aggregate of $335,000 to certain related parties. No terms of repayment have been specified on the remaining $205,000 in aforementioned advances as of the filing date.

16. Evaluation of Subsequent Events

Stock Warrants

Subsequent to the Balance Sheet date, the Company issued stock warrants to a placement agent as commission in connection with the sale of common stock pursuant to a private placement offering. The warrant allows the holders the ability to purchase 3,302,823 shares of common stock at an exercise price of $0.75 per share. The warrants are exercisable for five years from date of issuance. The warrant allows the holder to purchase share of common stock, and contains anti-dilution provisions that adjust the exercise price if certain equity instruments are issued (subject to certain exceptions) at a value below the then-existing exercise price of the warrants. The anti-dilutive provisions have an expiration term of either December 31, 2013 or one or five years from date of issuance.

Subsequent to the Balance Sheet date, the Company issued 250,000 stock warrants to Summit Resources, Inc., an affiliate of Steve Antoline, in connection with the repayment of the Addendum to the Warrant Purchase and Reimbursement Agreement. The warrant is exercisable for five years from date of issuance with an exercise price of $1.10 per share. The fair value of these warrants was estimated to be $31,510, which was recorded as a discount to the Addendum balance of $147,860 during 2013, and will be accreted based on the repayment of the obligation. No accretion expense was recognized in 2013.

Common Stock

Subsequent to the Balance Sheet date, the Company issued 25,000 shares of common stock at $0.50 per share for services rendered pursuant to the terms of a Consulting Agreement by and between the Company and the Consultant, dated February 13, 2014. The shares were issued pursuant to the exemption from registration provided by Section 4(2) of the Securities Act in that the investor was the sole offeree, had access to all information concerning the Company that was requested and the Company did not engage in any general solicitation.

Advances on the Bank Line of Credit

Subsequent to the Balance Sheet date, the Company advanced $275,000 on the line of credit, which increased the outstanding principal balance to $3,000,000.

Advances from Stockholders

Subsequent to the Balance Sheet date, the Company received advances equal to an aggregate of $605,000 from certain current directors and related parties. No terms of repayment have been specified on the aforementioned advances as of the filing date.

Repayment on the Obligation Related to the Letter of Credit

Subsequent to the Balance Sheet date, the Company made a payment of approximately $156,813 to Steve Antoline. The payment satisfied the Addendum to the Warrant Purchase and Reimbursement Agreement and included both principal and interest. The outstanding balance of the Obligation Related to the Letter of Credit was reduced to $90,835.

DARPA

Subsequent to the Balance Sheet date, the Company became a subcontractor to George Washington University in a multi-year project with the Defense Advanced Research Projects Agency (DARPA) to develop new tools and methods to elucidate the mechanism of action of a threat agent, drug, biologic or chemical on living cells within 30 days of exposure.

Memorandum of Understanding with BioPharma d’Azur, Inc.

On March 27, 2014, Company entered into an Option Agreement by and among, the Company, ProteaBio Europe and BioPharma d’Azur, Inc. (“BioPharma”) pursuant to which BioPhrama was granted a 90 day option (the “Option”) to acquire the business of Protea Europe (the “Acquisition”), including an assignment of the Amended and Restated Joint Research Agreement, by and among the Protea Sub, Protea Europe and Laboratoires Mayloy Spindler SAS, dated March 22, 2010, in exchange for a non-refundable fee equal to $300,000 (the “Option Fee”) payable by BioPharma to the Company. The exercise of the Option will be conditioned upon the BioPharma providing evidence that it has raised gross proceeds from an equity financing of at least an additional $300,000 (the “First Funding Amount”), exclusive of the Option Fee. The terms of the Option Agreement will provide that the First Funding Amount will be delivered to the Company upon the execution and signing of a definitive agreement with respect to the Acquisition. In addition, it is currently contemplated that upon the consummation of the Acquisition, BioPharma will issue to the Company the number of shares of preferred stock of BioPharma (the “Preferred Shares”) that shall be convertible into no less than 33% of the issued and outstanding common stock of BioPharma following the Acquisition. The Preferred Shares will be subject to certain anti-dilution protection and vote together with the common stock of BioPharma on all matters.

The Option Agreement will terminate upon the earlier of (i) BioPharma providing with written notice of its election to terminate the Option Agreement; (ii) at the election of either party, if the other party has (A) breached any of its representations, warranties or covenants contained herein or (B) failed to perform any of its material obligations hereunder and has not cured such breach or failure within twenty (20) days after written notice by the other party thereof; (iii) the expiration of the option period; or (iv) the execution of a definitive agreement with respect to the Acquisition.

Stock Option Awards

Subsequent to the Balance Sheet date, the Company issued 362,000 to certain employees and directors at an exercise price of $0.55 per share. The options expired after 10 years from issuance.